Schedule of income tax rate reconciliation (Details) - CAD ($) $ in Thousands		12 Months Ended
		Jul. 31, 2019	Jul. 31, 2018
Income taxes paid (refund) [abstract]
Expected tax rate		26.64%	26.90%
Earnings before income taxes		$ (87,281)	$ (23,350)
Expected tax benefit resulting from loss		(23,252)	(6,281)
Adjustments for the following items: [abstract]
Tax rate differences		172	(7)
Permanent differences		9,973	3,095
Change in temporary differences for which no tax assets are recorded		(5,770)	2,401
True up and other		664	$ 792
Income Tax Expense	[1]	$ 18,213

[1]	Restated